Financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other non-current payables		$ 887,828
Trade and other current payables	124,200,105	126,100,008
Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current payables		887,828
Trade and other current payables	124,200,105	124,285,409
Payables To Associates And Other Related Parties [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables		$ 1,814,599